Subsequent Events Subsequent Events - Narrative (Details) $ in Millions			12 Months Ended
	Mar. 02, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Coverage			$ 2,319.8	$ 2,077.6	$ 1,515.2
Interest rate, compounded			0.25
Enstar | Subsequent Event
Subsequent Event [Line Items]
Coverage	$ 800.0
Second coverage	300.0
Ceded premiums payable		$ 800.0
Interest rate, compounded		0.0375
Enstar | Minimum | Subsequent Event
Subsequent Event [Line Items]
Reinsurance retention policy, amount retained	3,800.0
Enstar | Maximum | Subsequent Event
Subsequent Event [Line Items]
Reinsurance retention policy, amount retained	4,600.0
Reinsurance retention policy, second amount retained	$ 4,800.0